Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2012
Assets and liabilities held for sale.
Assets held for sale and liabilities associated with assets held for sale

2012
Assets held for sale
Accounts receivable	14
Recoverable taxes	28
Inventories	20
Property, plant and equipment	404
Other	13

Total	479

Liabilities related to assets held for sale
Suppliers	12
Deferred income tax	109
Others	60

Total	181